(Loss) Earnings Per Share - Additional Information (Detail)	1 Months Ended
	Jun. 30, 2013	Jun. 05, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Additional shares of common stock in connection with IPO	5,913,300	5,913,300
Common stock in connection with the automatic conversion of its redeemable convertible preferred stock	20,633,046	20,633,046
Shares outstanding			28,408,698	1,672,639	1,614,091